Taxes on Income - Schedule of Taxes on Income Included in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes on Income Included In Profit or Loss [Abstract]
Current taxes	$ 195	$ 276	$ 210
Deferred taxes	(168)	(37)	(39)
Tax previous years	715	318
Total	$ 743	$ 557	$ 171